Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Series, Inc.
Entity Central Index Key	0001062806
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Institutional Shares
Trading Symbol	MAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.66%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.90)%	8.25%	5.34%	4.77%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,423,496,547
Holdings Count | Holding	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)Excludes short-term securities.
C000005981 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor A Shares
Trading Symbol	MDILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(1.03)%	7.97%	5.07%	4.46%
Investor A Shares (with sales charge)	(6.22)	2.31	3.94	3.90
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,423,496,547
Holdings Count | Holding	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)Excludes short-term securities.
C000005983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor C Shares
Trading Symbol	MCILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.66%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.39)%	7.19%	4.29%	3.76%
Investor C Shares (with sales charge)	(2.37)	6.19	4.29	3.76
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,423,496,547
Holdings Count | Holding	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)Excludes short-term securities.
C000198221 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class K Shares
Trading Symbol	MKILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.61%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.87)%	8.30%	5.40%	4.81%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,423,496,547
Holdings Count | Holding	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)Excludes short-term securities.
C000101856 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class R Shares
Trading Symbol	BIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$58	1.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(1.12)%	7.74%	4.82%	4.19%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,423,496,547
Holdings Count | Holding	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.